General and Administrative Expenses (Details) - NIS [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Professional services	$ 4,030	$ 3,917	$ 4,408
Investors and public relations	1,227	1,959	1,633
Salary and related expenses	2,163	1,590	1,669
Directors' fee	706	805	773
Rent	123	123	123
Travel	403	753	814
Insurance	761	544	469
Stock exchange fees	231	222	222
Office and computer maintenance	293	260	250
Vehicle maintenance	50	55	49
Depreciation	58	56	45
Others	204	199	178
General and administrative expenses	$ 10,249	$ 10,483	$ 10,633